American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2022

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.6%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	5,490	2,120,732
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	13,033	2,105,351
Auto Components — 0.4%
Aptiv PLC(1)	15,219	1,190,278
Automobiles — 1.1%
Tesla, Inc.(1)	12,132	3,218,013
Banks — 1.8%
Bank of America Corp.	19,151	578,360
JPMorgan Chase & Co.	23,395	2,444,778
Regions Financial Corp.	128,515	2,579,296
		5,602,434
Beverages — 1.1%
PepsiCo, Inc.	19,782	3,229,609
Biotechnology — 1.3%
AbbVie, Inc.	16,624	2,231,107
Amgen, Inc.	3,304	744,722
Vertex Pharmaceuticals, Inc.(1)	3,567	1,032,789
		4,008,618
Building Products — 0.9%
Johnson Controls International PLC	38,249	1,882,616
Masco Corp.	19,500	910,455
		2,793,071
Capital Markets — 2.7%
Ameriprise Financial, Inc.	4,931	1,242,365
BlackRock, Inc.	2,865	1,576,552
Intercontinental Exchange, Inc.	10,099	912,445
Morgan Stanley	37,572	2,968,564
S&P Global, Inc.	5,432	1,658,661
		8,358,587
Chemicals — 1.3%
Air Products & Chemicals, Inc.	3,540	823,864
Ecolab, Inc.	5,654	816,551
Linde PLC	8,708	2,347,590
		3,988,005
Communications Equipment — 1.1%
Cisco Systems, Inc.	81,423	3,256,920
Consumer Finance — 0.3%
American Express Co.	6,920	933,577
Containers and Packaging — 0.3%
Ball Corp.	19,974	965,144
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	52,719	2,001,740
Electric Utilities — 1.3%
NextEra Energy, Inc.	50,966	3,996,244
Electrical Equipment — 0.8%
Eaton Corp. PLC	10,051	1,340,402
Generac Holdings, Inc.(1)	2,401	427,714

Rockwell Automation, Inc.	3,056	657,376
		2,425,492
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	10,961	1,710,793
Cognex Corp.	8,292	343,704
Keysight Technologies, Inc.(1)	11,412	1,795,792
		3,850,289
Energy Equipment and Services — 1.3%
Schlumberger NV	108,794	3,905,705
Entertainment — 0.7%
Electronic Arts, Inc.	6,828	790,068
Walt Disney Co.(1)	15,422	1,454,757
		2,244,825
Equity Real Estate Investment Trusts (REITs) — 1.2%
Prologis, Inc.	36,638	3,722,421
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	2,602	1,228,847
Kroger Co.	28,344	1,240,050
Sysco Corp.	29,281	2,070,459
		4,539,356
Food Products — 0.5%
Mondelez International, Inc., Class A	25,572	1,402,113
Vital Farms, Inc.(1)	8,510	101,864
		1,503,977
Health Care Equipment and Supplies — 0.8%
Edwards Lifesciences Corp.(1)	20,741	1,713,829
Medtronic PLC	3,509	283,351
ResMed, Inc.	1,913	417,608
		2,414,788
Health Care Providers and Services — 3.4%
Cigna Corp.	11,111	3,082,969
CVS Health Corp.	23,947	2,283,826
Humana, Inc.	2,207	1,070,814
UnitedHealth Group, Inc.	7,829	3,953,958
		10,391,567
Hotels, Restaurants and Leisure — 0.6%
Booking Holdings, Inc.(1)	511	839,680
Chipotle Mexican Grill, Inc.(1)	305	458,342
Expedia Group, Inc.(1)	5,318	498,243
		1,796,265
Household Products — 1.0%
Colgate-Palmolive Co.	12,135	852,484
Procter & Gamble Co.	16,540	2,088,175
		2,940,659
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	9,555	1,595,398
Insurance — 1.2%
Marsh & McLennan Cos., Inc.	8,556	1,277,325
Prudential Financial, Inc.	15,020	1,288,416
Travelers Cos., Inc.	8,070	1,236,324
		3,802,065
Interactive Media and Services — 2.8%
Alphabet, Inc., Class A(1)	76,660	7,332,529
Alphabet, Inc., Class C(1)	11,840	1,138,416
		8,470,945

Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	50,460	5,701,980
IT Services — 2.4%
Accenture PLC, Class A	8,077	2,078,212
Mastercard, Inc., Class A	7,282	2,070,564
Visa, Inc., Class A	17,713	3,146,714
		7,295,490
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	14,954	1,817,659
Thermo Fisher Scientific, Inc.	3,956	2,006,443
		3,824,102
Machinery — 1.2%
Cummins, Inc.	7,374	1,500,683
Deere & Co.	2,163	722,204
Parker-Hannifin Corp.	2,635	638,487
Xylem, Inc.	9,658	843,723
		3,705,097
Media — 0.2%
Comcast Corp., Class A	21,137	619,948
Multiline Retail — 0.2%
Target Corp.	5,040	747,886
Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	45,405	4,646,748
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	2,164	467,208
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	35,740	2,540,757
Merck & Co., Inc.	26,052	2,243,598
Novo Nordisk A/S, B Shares	11,717	1,167,222
Zoetis, Inc.	10,301	1,527,535
		7,479,112
Road and Rail — 0.8%
Norfolk Southern Corp.	5,074	1,063,764
Uber Technologies, Inc.(1)	13,154	348,581
Union Pacific Corp.	4,738	923,057
		2,335,402
Semiconductors and Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(1)	13,311	843,385
Analog Devices, Inc.	14,060	1,959,120
Applied Materials, Inc.	14,293	1,171,025
ASML Holding NV	2,330	965,270
GLOBALFOUNDRIES, Inc.(1)	8,314	401,982
NVIDIA Corp.	18,564	2,253,484
		7,594,266
Software — 5.6%
Adobe, Inc.(1)	1,427	392,710
Cadence Design Systems, Inc.(1)	5,397	882,032
Microsoft Corp.	59,964	13,965,616
Salesforce, Inc.(1)	7,799	1,121,808
ServiceNow, Inc.(1)	1,191	449,733
Workday, Inc., Class A(1)	2,466	375,375
		17,187,274
Specialty Retail — 1.8%
Home Depot, Inc.	11,594	3,199,248
TJX Cos., Inc.	27,124	1,684,943

Tractor Supply Co.	3,417	635,152
		5,519,343
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	62,583	8,648,971
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	2,083	651,166
NIKE, Inc., Class B	10,898	905,842
		1,557,008
TOTAL COMMON STOCKS (Cost $183,270,900)		178,701,910
U.S. TREASURY SECURITIES — 14.1%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	113,541
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	476,563
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	653,004
U.S. Treasury Bonds, 1.875%, 2/15/41	100,000	70,885
U.S. Treasury Bonds, 3.75%, 8/15/41	100,000	95,926
U.S. Treasury Bonds, 2.00%, 11/15/41	800,000	573,078
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	87,047
U.S. Treasury Bonds, 2.375%, 2/15/42	300,000	230,016
U.S. Treasury Bonds, 3.00%, 5/15/42	1,300,000	1,106,980
U.S. Treasury Bonds, 3.25%, 5/15/42	1,500,000	1,331,719
U.S. Treasury Bonds, 3.375%, 8/15/42	1,400,000	1,268,531
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	446,059
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	247,523
U.S. Treasury Bonds, 3.75%, 11/15/43	200,000	190,141
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	457,969
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	167,086
U.S. Treasury Bonds, 3.375%, 11/15/48	900,000	819,984
U.S. Treasury Bonds, 2.875%, 5/15/49	400,000	333,695
U.S. Treasury Bonds, 2.25%, 8/15/49	600,000	439,125
U.S. Treasury Bonds, 2.375%, 11/15/49	750,000	565,195
U.S. Treasury Bonds, 2.00%, 2/15/50	200,000	137,523
U.S. Treasury Bonds, 2.375%, 5/15/51	1,200,000	898,312
U.S. Treasury Bonds, 2.00%, 8/15/51	800,000	546,813
U.S. Treasury Bonds, 1.875%, 11/15/51	100,000	66,176
U.S. Treasury Bonds, 2.25%, 2/15/52	100,000	72,688
U.S. Treasury Bonds, 2.875%, 5/15/52	800,000	671,125
U.S. Treasury Notes, 1.00%, 12/15/24(2)	3,500,000	3,261,973
U.S. Treasury Notes, 1.50%, 2/15/25	1,800,000	1,687,641
U.S. Treasury Notes, 1.75%, 3/15/25	1,500,000	1,412,695
U.S. Treasury Notes, 2.875%, 6/15/25	2,000,000	1,929,141
U.S. Treasury Notes, 2.75%, 6/30/25	1,200,000	1,153,641
U.S. Treasury Notes, 3.50%, 9/15/25	500,000	489,844
U.S. Treasury Notes, 1.625%, 10/31/26	1,300,000	1,177,871
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	635,934
U.S. Treasury Notes, 1.125%, 2/28/27	1,000,000	880,742
U.S. Treasury Notes, 2.75%, 4/30/27	800,000	755,156
U.S. Treasury Notes, 2.625%, 5/31/27	3,800,000	3,567,992
U.S. Treasury Notes, 3.25%, 6/30/27	1,000,000	963,945
U.S. Treasury Notes, 0.625%, 12/31/27	1,300,000	1,090,730
U.S. Treasury Notes, 1.25%, 3/31/28	400,000	344,984
U.S. Treasury Notes, 1.25%, 4/30/28	800,000	688,469
U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	942,992
U.S. Treasury Notes, 1.50%, 11/30/28	1,200,000	1,034,578
U.S. Treasury Notes, 1.875%, 2/28/29	600,000	528,234

U.S. Treasury Notes, 2.375%, 3/31/29	400,000	362,281
U.S. Treasury Notes, 2.875%, 4/30/29	3,100,000	2,894,625
U.S. Treasury Notes, 3.25%, 6/30/29	1,000,000	955,996
U.S. Treasury Notes, 2.625%, 7/31/29	500,000	459,570
U.S. Treasury Notes, 3.125%, 8/31/29	900,000	854,367
U.S. Treasury Notes, 1.875%, 2/15/32	400,000	339,031
U.S. Treasury Notes, 2.875%, 5/15/32	2,600,000	2,404,391
TOTAL U.S. TREASURY SECURITIES (Cost $47,448,814)		42,883,527
CORPORATE BONDS — 9.5%
Aerospace and Defense — 0.1%
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	196,383
Raytheon Technologies Corp., 3.125%, 7/1/50	100,000	67,518
		263,901
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	115,000	81,579
Airlines†
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(3)	28,789	23,477
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	101,000	94,205
		117,682
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	100,000	56,197
Automobiles — 0.2%
General Motors Co., 5.15%, 4/1/38	71,000	57,272
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	252,690
General Motors Financial Co., Inc., 2.40%, 10/15/28	108,000	85,454
Toyota Motor Credit Corp., 1.90%, 4/6/28	140,000	119,261
		514,677
Banks — 1.7%
Banco Santander SA, 5.29%, 8/18/27	200,000	188,640
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	165,694
Bank of America Corp., VRN, 3.38%, 4/2/26	145,000	137,040
Bank of America Corp., VRN, 2.55%, 2/4/28	90,000	78,388
Bank of America Corp., VRN, 3.42%, 12/20/28	446,000	396,590
Bank of America Corp., VRN, 2.88%, 10/22/30	241,000	197,888
Bank of America Corp., VRN, 4.57%, 4/27/33	460,000	412,634
Bank of America Corp., VRN, 2.48%, 9/21/36	120,000	86,855
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	200,000	165,679
Citigroup, Inc., VRN, 0.78%, 10/30/24	30,000	28,504
Citigroup, Inc., VRN, 3.07%, 2/24/28	409,000	364,995
Citigroup, Inc., VRN, 3.67%, 7/24/28	60,000	54,092
Citigroup, Inc., VRN, 3.52%, 10/27/28	179,000	160,014
Citigroup, Inc., VRN, 3.79%, 3/17/33	60,000	50,373
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	200,000	166,332
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	72,000	67,655
FNB Corp., 2.20%, 2/24/23	140,000	138,077
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	200,000	190,738
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	80,000	58,906
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	200,000	178,104
Huntington Bancshares, Inc., VRN, 4.44%, 8/4/28	110,000	104,033
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	105,000	90,765
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	257,000	227,538
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	224,000	181,855
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	334,000	264,460
National Australia Bank Ltd., 2.33%, 8/21/30(3)	250,000	186,499

PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	148,000	132,221
Toronto-Dominion Bank, 2.00%, 9/10/31	106,000	79,234
Toronto-Dominion Bank, 2.45%, 1/12/32	80,000	61,722
Toronto-Dominion Bank, 4.46%, 6/8/32	59,000	53,954
Truist Financial Corp., VRN, 4.12%, 6/6/28	55,000	51,729
Wells Fargo & Co., VRN, 4.54%, 8/15/26	82,000	79,373
Wells Fargo & Co., VRN, 3.35%, 3/2/33	81,000	65,794
Wells Fargo & Co., VRN, 3.07%, 4/30/41	210,000	144,622
Wells Fargo & Co., VRN, 4.61%, 4/25/53	61,000	49,650
		5,060,647
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	143,787
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	234,043
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	60,000	52,731
PepsiCo, Inc., 3.90%, 7/18/32	48,000	44,439
		475,000
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	145,000	127,057
AbbVie, Inc., 4.40%, 11/6/42	200,000	166,523
Amgen, Inc., 4.05%, 8/18/29	315,000	290,187
CSL Finance PLC, 4.25%, 4/27/32(3)	93,000	85,020
		668,787
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	60,000	41,378
Capital Markets — 1.0%
Deutsche Bank AG, 5.37%, 9/9/27	180,000	173,959
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	178,407
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	208,000	197,752
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	252,000	215,819
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	245,000	212,847
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	36,000	31,968
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	105,000	83,524
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	49,526
Moody's Corp., 2.55%, 8/18/60	100,000	54,547
Morgan Stanley, VRN, 0.53%, 1/25/24	410,000	403,384
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	180,564
Morgan Stanley, VRN, 2.63%, 2/18/26	402,000	374,868
Morgan Stanley, VRN, 2.70%, 1/22/31	175,000	142,060
Morgan Stanley, VRN, 2.51%, 10/20/32	435,000	332,904
Morgan Stanley, VRN, 2.48%, 9/16/36	54,000	38,774
Owl Rock Capital Corp., 3.40%, 7/15/26	25,000	21,479
Owl Rock Core Income Corp., 3.125%, 9/23/26	64,000	53,875
State Street Corp., VRN, 4.16%, 8/4/33	102,000	92,184
UBS Group AG, VRN, 1.49%, 8/10/27(3)	420,000	353,337
		3,191,778
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	130,000	117,064
CF Industries, Inc., 4.95%, 6/1/43	80,000	64,617
		181,681
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	94,576
Waste Connections, Inc., 3.20%, 6/1/32	142,000	119,110
Waste Management, Inc., 2.50%, 11/15/50	100,000	61,152
		274,838

Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	121,626
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	116,000	84,770
Martin Marietta Materials, Inc., 2.40%, 7/15/31	75,000	58,018
		142,788
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	110,000	88,314
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	10,000	8,956
Capital One Financial Corp., VRN, 4.99%, 7/24/26	57,000	55,757
		153,027
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	157,000	139,262
WRKCo, Inc., 3.00%, 9/15/24	72,000	68,808
		208,070
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	83,593
Novant Health, Inc., 3.17%, 11/1/51	85,000	58,983
Pepperdine University, 3.30%, 12/1/59	105,000	67,886
		210,462
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	158,000	135,148
Corebridge Financial, Inc., 3.85%, 4/5/29(3)	39,000	34,421
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52(3)	110,000	100,910
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	179,444
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	250,000	170,945
		620,868
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.35%, 3/1/29	279,000	261,126
AT&T, Inc., 4.50%, 5/15/35	152,000	131,955
AT&T, Inc., 4.90%, 8/15/37	137,000	121,764
AT&T, Inc., 4.55%, 3/9/49	167,000	133,866
AT&T, Inc., 3.55%, 9/15/55	65,000	42,832
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	165,794
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	233,823
Verizon Communications, Inc., 4.33%, 9/21/28	113,000	106,405
Verizon Communications, Inc., 4.27%, 1/15/36	205,000	175,379
		1,372,944
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	101,559
Baltimore Gas & Electric Co., 2.25%, 6/15/31	81,000	64,776
Baltimore Gas & Electric Co., 4.55%, 6/1/52	58,000	49,946
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	140,000	132,855
Commonwealth Edison Co., 3.20%, 11/15/49	115,000	79,996
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	44,417
Duke Energy Corp., 2.55%, 6/15/31	60,000	47,138
Duke Energy Corp., 5.00%, 8/15/52	80,000	68,353
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	93,696
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	23,494
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	123,900
Duke Energy Progress LLC, 4.15%, 12/1/44	115,000	93,094
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	36,397
Entergy Louisiana LLC, 4.75%, 9/15/52	35,000	30,544
Exelon Corp., 4.45%, 4/15/46	60,000	49,135
Exelon Corp., 4.10%, 3/15/52(3)	27,000	20,908

Florida Power & Light Co., 2.45%, 2/3/32	84,000	68,323
Florida Power & Light Co., 4.125%, 2/1/42	69,000	57,869
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	93,729
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	128,000	122,390
Northern States Power Co., 3.20%, 4/1/52	90,000	62,787
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	37,886
PacifiCorp, 3.30%, 3/15/51	100,000	70,190
PECO Energy Co., 4.375%, 8/15/52	130,000	110,694
Public Service Co. of Colorado, 1.875%, 6/15/31	108,000	84,503
Public Service Electric & Gas Co., 3.10%, 3/15/32	102,000	87,059
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	140,000	103,964
Union Electric Co., 3.90%, 4/1/52	84,000	66,207
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	104,297
Xcel Energy, Inc., 4.60%, 6/1/32	48,000	44,568
		2,174,674
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	120,000	100,010
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	114,000	106,946
Warnermedia Holdings, Inc., 3.76%, 3/15/27(3)	88,000	78,844
Warnermedia Holdings, Inc., 5.05%, 3/15/42(3)	132,000	98,999
Warnermedia Holdings, Inc., 5.14%, 3/15/52(3)	65,000	47,367
		332,156
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.95%, 3/15/29	130,000	116,104
Broadstone Net Lease LLC, 2.60%, 9/15/31	63,000	46,470
Corporate Office Properties LP, 2.00%, 1/15/29	74,000	55,782
EPR Properties, 4.75%, 12/15/26	64,000	56,895
EPR Properties, 4.95%, 4/15/28	77,000	66,396
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	150,000	143,670
National Retail Properties, Inc., 4.80%, 10/15/48	96,000	80,094
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	76,000	55,285
Rexford Industrial Realty LP, 2.15%, 9/1/31	151,000	113,450
SBA Tower Trust, 3.45%, 3/15/48(3)	244,000	241,802
		975,948
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	173,000	175,388
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	144,521
Kraft Heinz Foods Co., 5.00%, 6/4/42	132,000	114,954
Mondelez International, Inc., 2.75%, 4/13/30	79,000	65,906
		325,381
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	173,000	150,772
Baxter International, Inc., 2.54%, 2/1/32	250,000	194,771
Becton Dickinson & Co., 4.30%, 8/22/32	56,000	51,169
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	286,935
		683,647
Health Care Providers and Services — 0.4%
Centene Corp., 2.45%, 7/15/28	190,000	155,013
Centene Corp., 4.625%, 12/15/29	85,000	76,580
Centene Corp., 3.375%, 2/15/30	136,000	111,476
CVS Health Corp., 4.78%, 3/25/38	30,000	26,359
CVS Health Corp., 5.05%, 3/25/48	85,000	75,055
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	24,527

HCA, Inc., 2.375%, 7/15/31	80,000	59,301
Humana, Inc., 2.15%, 2/3/32	398,000	303,028
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	69,798
Universal Health Services, Inc., 1.65%, 9/1/26(3)	147,000	123,363
Universal Health Services, Inc., 2.65%, 10/15/30(3)	150,000	111,185
		1,135,685
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	80,000	64,480
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	85,663
Safehold Operating Partnership LP, 2.85%, 1/15/32	115,000	85,819
		171,482
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32	251,000	234,098
Insurance — 0.1%
Alleghany Corp., 3.25%, 8/15/51	140,000	94,671
American International Group, Inc., 6.25%, 5/1/36	106,000	110,492
Athene Global Funding, 1.99%, 8/19/28(3)	117,000	92,371
Sammons Financial Group, Inc., 4.75%, 4/8/32(3)	58,000	47,416
SBL Holdings, Inc., 5.125%, 11/13/26(3)	113,000	103,194
		448,144
Interactive Media and Services†
Meta Platforms, Inc., 3.85%, 8/15/32(3)	82,000	72,164
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.60%, 4/13/32	200,000	182,054
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.10%, 7/15/32	53,000	49,875
Fiserv, Inc., 2.65%, 6/1/30	130,000	105,527
		155,402
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	115,000	74,325
Illumina, Inc., 2.55%, 3/23/31	193,000	148,172
		222,497
Machinery — 0.1%
John Deere Capital Corp., 4.35%, 9/15/32	200,000	190,212
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	90,000	66,199
Comcast Corp., 5.65%, 6/15/35	25,000	25,045
Comcast Corp., 6.50%, 11/15/35	46,000	49,175
Comcast Corp., 3.75%, 4/1/40	155,000	122,248
Comcast Corp., 2.94%, 11/1/56	105,000	62,856
Paramount Global, 4.95%, 1/15/31	65,000	57,441
Paramount Global, 4.375%, 3/15/43	50,000	33,423
Time Warner Cable LLC, 4.50%, 9/15/42	170,000	117,739
		534,126
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	160,000	120,142
Nucor Corp., 3.125%, 4/1/32	73,000	59,703
South32 Treasury Ltd., 4.35%, 4/14/32(3)	120,000	103,430
Teck Resources Ltd., 6.25%, 7/15/41	40,000	36,645
		319,920
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	150,000	129,643
Ameren Illinois Co., 3.85%, 9/1/32	70,000	63,159
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	78,419

Dominion Energy, Inc., 4.90%, 8/1/41	90,000	79,469
Dominion Energy, Inc., 4.85%, 8/15/52	80,000	68,311
Sempra Energy, 3.25%, 6/15/27	30,000	27,427
WEC Energy Group, Inc., 1.375%, 10/15/27	170,000	140,273
		586,701
Multiline Retail†
Target Corp., 3.90%, 11/15/47	5,000	4,039
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	300,000	255,443
BP Capital Markets America, Inc., 3.06%, 6/17/41	90,000	64,400
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	77,216
Continental Resources, Inc., 2.27%, 11/15/26(3)	107,000	91,438
Continental Resources, Inc., 2.875%, 4/1/32(3)	77,000	56,491
Enbridge, Inc., 3.40%, 8/1/51	50,000	33,654
Energy Transfer LP, 3.60%, 2/1/23	30,000	29,878
Energy Transfer LP, 4.25%, 3/15/23	110,000	109,735
Energy Transfer LP, 3.75%, 5/15/30	150,000	127,190
Energy Transfer LP, 4.90%, 3/15/35	95,000	80,002
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	126,274
Enterprise Products Operating LLC, 3.30%, 2/15/53	79,000	51,607
Equinor ASA, 3.25%, 11/18/49	70,000	50,390
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	314,122	239,711
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	81,112
MPLX LP, 2.65%, 8/15/30	110,000	86,338
Petroleos Mexicanos, 3.50%, 1/30/23	80,000	79,046
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	274,798
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	190,000	190,019
Shell International Finance BV, 2.375%, 11/7/29	120,000	100,744
		2,205,486
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	130,000	115,383
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	155,000	132,705
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	69,968
Merck & Co., Inc., 1.70%, 6/10/27	115,000	100,570
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	290,000	264,731
Viatris, Inc., 4.00%, 6/22/50	28,000	16,820
		584,794
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	110,000	80,524
Road and Rail — 0.2%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	40,000	37,189
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	105,000	86,532
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	50,067
CSX Corp., 4.10%, 11/15/32	100,000	90,878
Norfolk Southern Corp., 4.55%, 6/1/53	80,000	67,977
Union Pacific Corp., 3.55%, 8/15/39	160,000	127,085
		459,728
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 4.00%, 4/15/29(3)	97,000	85,579
Broadcom, Inc., 4.93%, 5/15/37(3)	103,000	85,125
Intel Corp., 4.90%, 8/5/52	80,000	70,794
Intel Corp., 3.20%, 8/12/61	157,000	98,229
Qorvo, Inc., 4.375%, 10/15/29	69,000	59,203
		398,930

Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	60,000	46,080
Oracle Corp., 3.85%, 7/15/36	47,000	35,249
Oracle Corp., 3.60%, 4/1/40	135,000	91,869
		173,198
Specialty Retail — 0.2%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	180,000	137,355
Home Depot, Inc., 3.90%, 6/15/47	110,000	87,748
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	181,249
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	191,732
O'Reilly Automotive, Inc., 4.70%, 6/15/32	93,000	87,201
		685,285
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.25%, 8/8/29	240,000	219,320
Dell International LLC / EMC Corp., 8.10%, 7/15/36	39,000	41,348
		260,668
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	78,000	73,498
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	180,000	167,329
Essential Utilities, Inc., 2.70%, 4/15/30	130,000	106,607
		273,936
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	287,000	271,437
T-Mobile USA, Inc., 3.375%, 4/15/29	240,000	207,720
T-Mobile USA, Inc., 5.65%, 1/15/53	80,000	75,763
Vodafone Group PLC, VRN, 4.125%, 6/4/81	165,000	114,627
		669,547
TOTAL CORPORATE BONDS (Cost $34,255,013)		28,827,115
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 3.09%, (12-month LIBOR plus 1.87%), 7/1/36	3,338	3,392
FHLMC, VRN, 3.20%, (1-year H15T1Y plus 2.14%), 10/1/36	8,672	8,908
FHLMC, VRN, 3.01%, (1-year H15T1Y plus 2.26%), 4/1/37	11,244	11,474
FHLMC, VRN, 3.60%, (12-month LIBOR plus 1.87%), 7/1/41	3,921	4,003
FHLMC, VRN, 2.91%, (12-month LIBOR plus 1.63%), 1/1/44	10,179	10,146
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	12,301	12,407
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	38,290	38,622
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.64%), 9/1/47	32,023	31,503
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	5,725	5,857
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	5,321	5,445
FNMA, VRN, 3.375%, (1-year H15T1Y plus 2.15%), 3/1/38	10,763	11,042
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	22,503	21,562
		164,361
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.8%
FHLMC, 2.50%, 3/1/42	576,309	493,801
FHLMC, 3.00%, 1/1/50	634,542	557,261
FHLMC, 3.50%, 5/1/50	128,308	116,693
FHLMC, 2.50%, 5/1/51	782,822	663,997
FHLMC, 3.50%, 5/1/51	809,527	737,460
FHLMC, 3.00%, 7/1/51	522,922	462,620
FHLMC, 3.00%, 7/1/51	377,940	331,293
FHLMC, 2.00%, 8/1/51	655,144	533,366
FHLMC, 2.50%, 8/1/51	1,008,725	851,338

FHLMC, 4.00%, 8/1/51	300,780	282,355
FHLMC, 2.50%, 10/1/51	351,783	297,698
FHLMC, 3.00%, 12/1/51	532,148	466,273
FHLMC, 3.50%, 5/1/52	517,509	466,685
FHLMC, 4.00%, 5/1/52	564,639	524,649
FHLMC, 4.00%, 5/1/52	596,262	554,662
FNMA, 3.50%, 3/1/34	13,849	13,129
FNMA, 2.00%, 6/1/36	1,231,284	1,087,771
FNMA, 4.50%, 9/1/41	12,501	12,226
FNMA, 2.50%, 3/1/42	535,903	459,512
FNMA, 3.50%, 5/1/42	149,444	137,481
FNMA, 2.50%, 6/1/42	452,026	387,378
FNMA, 3.50%, 6/1/42	35,749	32,868
FNMA, 3.00%, 6/1/50	771,576	677,850
FNMA, 3.00%, 6/1/51	61,478	54,579
FNMA, 2.50%, 12/1/51	734,317	619,442
FNMA, 3.00%, 2/1/52	526,432	460,516
FNMA, 2.00%, 3/1/52	1,171,583	953,425
FNMA, 2.50%, 3/1/52	529,280	447,493
FNMA, 3.00%, 3/1/52	838,974	736,867
FNMA, 3.50%, 4/1/52	276,430	249,403
FNMA, 4.00%, 4/1/52	327,617	305,079
FNMA, 4.00%, 4/1/52	599,578	559,604
FNMA, 4.00%, 4/1/52	200,804	187,077
FNMA, 3.00%, 5/1/52	431,060	379,437
FNMA, 3.50%, 5/1/52	869,990	791,947
FNMA, 4.00%, 5/1/52	548,771	510,317
FNMA, 4.00%, 5/1/52	861,010	801,139
FNMA, 3.00%, 6/1/52	192,570	169,507
FNMA, 4.50%, 7/1/52	579,148	553,827
FNMA, 5.00%, 8/1/52	1,383,359	1,352,510
GNMA, 7.00%, 4/20/26	2,619	2,672
GNMA, 7.50%, 8/15/26	1,781	1,824
GNMA, 6.50%, 5/15/28	168	174
GNMA, 6.50%, 5/15/28	604	625
GNMA, 7.00%, 5/15/31	7,956	8,303
GNMA, 5.50%, 11/15/32	14,070	14,786
GNMA, 4.50%, 1/15/40	12,159	11,989
GNMA, 4.50%, 6/15/41	21,383	21,187
GNMA, 3.50%, 3/15/46	202,643	189,218
GNMA, 3.00%, 4/20/50	228,509	203,703
GNMA, 3.00%, 5/20/50	232,636	207,328
GNMA, 3.00%, 6/20/50	348,607	311,515
GNMA, 3.00%, 7/20/50	614,906	547,696
GNMA, 2.00%, 10/20/50	1,862,997	1,566,191
GNMA, 2.50%, 11/20/50	777,673	664,355
GNMA, 3.50%, 6/20/51	574,968	527,776
GNMA, 2.50%, 9/20/51	464,978	401,543
		23,961,420
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,098,584)		24,125,781
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 4.67%, (3-month LIBOR plus 1.90%), 10/27/33(3)	200,000	185,949
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/22/32(3)	275,000	258,581

Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 4.16%, (1-month SOFR plus 1.31%), 9/15/34(3)	298,000	296,128
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.65%), 4/22/31(3)	200,000	187,826
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 4.31%, (3-month LIBOR plus 1.80%), 1/15/29(3)	250,000	233,280
BDS Ltd., Series 2021-FL7, Class C, VRN, 4.69%, (1-month LIBOR plus 1.70%), 6/16/36(3)	400,000	381,290
BDS Ltd., Series 2021-FL8, Class C, VRN, 4.54%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	189,087
BDS Ltd., Series 2021-FL8, Class D, VRN, 4.89%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	141,529
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.73%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	194,697
BXMT Ltd., Series 2020-FL2, Class C, VRN, 4.69%, (1-month SOFR plus 1.76%), 2/15/38(3)	386,000	368,467
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 4.11%, (3-month LIBOR plus 1.60%), 7/15/30(3)	125,000	119,595
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 5.12%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	212,088
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/32(3)	250,000	234,386
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 10/20/32(3)	175,000	164,288
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 4.07%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	264,975
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.40%), 11/22/33(3)	117,662	116,836
CFIP CLO Ltd., Series 2014-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.32%), 7/13/29(3)	248,853	246,731
FS Rialto Issuer LLC, Series 2022-FL6, Class A SEQ, VRN, 5.60%, (1-month SOFR plus 2.58%), 8/17/37(3)	216,000	214,033
KKR CLO Ltd., Series 2018, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 7/18/30(3)	200,000	193,028
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.86%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	170,207
KKR CLO Ltd., Series 2030A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 10/17/31(3)	275,000	260,320
KREF Ltd., Series 2021-FL2, Class B, VRN, 4.59%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	285,996
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 4.16%, (3-month LIBOR plus 1.65%), 7/15/33(3)	375,000	355,417
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.44%, (1-month LIBOR plus 1.45%), 10/16/36(3)	350,000	335,060
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 4.24%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	260,106
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(3)	250,000	241,171
Parallel Ltd., Series 2019-1A, Class BR, VRN, 4.51%, (3-month LIBOR plus 1.80%), 7/20/32(3)	300,000	284,339
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 4.81%, (3-month LIBOR plus 2.10%), 10/20/31(3)	250,000	228,899
PFP Ltd., Series 2021-8, Class C, VRN, 4.74%, (1-month LIBOR plus 1.80%), 8/9/37(3)	292,000	281,072
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.70%), 1/20/32(3)	275,000	255,329
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 4.43%, (3-month LIBOR plus 1.65%), 4/25/31(3)	275,000	259,375
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 4.31%, (3-month LIBOR plus 1.57%), 10/18/30(3)	400,000	383,898
TSTAT Ltd., Series 2022-1A, Class B VRN, 5.82%, (3-month SOFR plus 3.27%), 7/20/31(3)	200,000	198,155
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(3)	200,000	192,033
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,571,492)		8,194,171
ASSET-BACKED SECURITIES — 2.4%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B SEQ, 9.31%, 7/15/61(3)	175,956	182,848
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	525,399	416,628
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	188,857
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(3)	312,840	297,394
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(3)	297,000	277,324
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	263,991	213,586
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	192,223	171,075
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	528,242	452,590
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	650,000	569,740
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(3)	337,588	305,078
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	254,489
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	400,000	334,702
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	414,000	360,977
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	81,920	74,877
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	207,318	167,900
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	160,486	140,836
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	200,000	175,526

J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	59,246	54,374
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	400,477	331,610
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	545,895	448,816
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	400,967	341,582
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	422,000	357,806
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	725,000	607,490
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	171,899
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	150,000	125,329
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	87,021	79,750
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	230,475	189,546
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	46,585	45,098
TOTAL ASSET-BACKED SECURITIES (Cost $8,593,377)		7,337,727
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	818	724
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.97%, 3/25/35	13,345	13,208
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	9,423	9,134
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 5.58%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	127,878
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 5.03%, (1-month LIBOR plus 1.95%), 7/25/29(3)	120,000	118,637
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 7.08%, (1-month LIBOR plus 4.00%), 8/26/30(3)	30,255	30,306
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 3.48%, (30-day average SOFR plus 1.20%), 2/25/50(3)	127,164	121,188
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(3)	246,392	226,871
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.93%, 8/25/34	8,597	8,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	303	272
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	102,607	89,600
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	132,862	115,960
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3 SEQ, VRN, 4.00%, 2/25/67(3)	208,000	165,887
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	200,000	189,236
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	109,443	90,382
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 4.98%, (30-day average SOFR plus 2.70%), 10/25/33(3)	175,000	174,042
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.12%, 10/25/34	2,189	2,180
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	388,573	366,028
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	94,075	80,781
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	6,373	6,008
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	3,437	3,169
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.00%, 1/25/35	8,436	8,212
Home RE Ltd., Series 2021-1, Class M1B, VRN, 4.63%, (1-month LIBOR plus 1.55%), 7/25/33(3)	132,690	131,766
Home RE Ltd., Series 2022-1, Class M1A, VRN, 5.13%, (30-day average SOFR plus 2.85%), 10/25/34(3)	150,000	146,525
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	30,686	27,052
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	64,884	57,796
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(3)	145,337	120,586
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(3)	211,166	173,122
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.82%, 11/21/34	26,021	24,706
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.99%, 11/25/35	14,871	14,182
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	10,777	10,255
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	253,528	219,680
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(3)	166,035	157,797
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 3.83%, (1-month LIBOR plus 0.75%), 5/25/55(3)	250,000	244,928
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	325,182	281,254
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	307,857	240,034
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	118,989	103,365
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	146,798	126,821
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	6,172	5,688

Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	155,257
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	13,503	13,231
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	86,304	79,324
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	103,565	95,103
		4,376,545
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2020-DNA5, Class M2, VRN, 5.08%, (30-day average SOFR plus 2.80%), 10/25/50(3)	108,520	108,547
FHLMC, Series 2020-HQA3, Class M2, VRN, 6.68%, (1-month LIBOR plus 3.60%), 7/25/50(3)	2,509	2,509
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	3,274	589
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,510	296
FNMA, Series 2013-C01, Class M2, VRN, 8.33%, (1-month LIBOR plus 5.25%), 10/25/23	163,706	167,313
FNMA, Series 2014-C02, Class 2M2, VRN, 5.68%, (1-month LIBOR plus 2.60%), 5/25/24	31,107	31,037
FNMA, Series 2014-C04, Class 1M2, VRN, 7.98%, (1-month LIBOR plus 4.90%), 11/25/24	54,119	55,965
FNMA, Series 2015-C04, Class 1M2, VRN, 8.78%, (1-month LIBOR plus 5.70%), 4/25/28	113,657	117,830
FNMA, Series 2015-C04, Class 2M2, VRN, 8.63%, (1-month LIBOR plus 5.55%), 4/25/28	265,587	272,144
FNMA, Series 2017-C03, Class 1M2C, VRN, 6.08%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	40,229
		796,459
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,621,726)		5,173,004
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	81,103
California State University Rev., 2.98%, 11/1/51	200,000	137,444
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	27,505
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	62,613
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	177,265
Houston GO, 3.96%, 3/1/47	25,000	21,076
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	27,512
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	16,128
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	215,794
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	142,975
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	20,489
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	79,681
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	100,610
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	49,339
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	72,853
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	30,227
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	38,416
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	65,690
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	46,790
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	27,396
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	31,193
State of California GO, 4.60%, 4/1/38	120,000	112,359
State of California GO, 7.55%, 4/1/39	70,000	87,348
State of California GO, 7.30%, 10/1/39	15,000	17,987
State of California GO, 7.60%, 11/1/40	20,000	25,201
University of California Rev., 3.07%, 5/15/51	125,000	83,621
TOTAL MUNICIPAL SECURITIES (Cost $2,167,490)		1,798,615
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)	179,280	142,121
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)	282,000	211,261
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 5.22%, (1-month LIBOR plus 2.40%), 9/15/36(3)	400,000	369,185
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 4.94%, (1-month LIBOR plus 2.12%), 11/15/38(3)	513,000	479,950
MHP Trust, Series 2022-MHIL, Class D, VRN, 4.46%, (1-month SOFR plus 1.61%), 1/15/27(3)	158,380	148,142

OPG Trust, Series 2021-PORT, Class E, VRN, 4.35%, (1-month LIBOR plus 1.53%), 10/15/36(3)	345,429	312,841
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,884,577)		1,663,500
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27	600,000	510,295
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	79,939
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $699,364)		590,234
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.88%, (1-month LIBOR plus 1.75%), 3/15/28 (Cost $181,885)	181,700	174,943
SOVEREIGN GOVERNMENTS AND AGENCIES†
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	28,376
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	9,924
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	17,387
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $61,307)		55,687
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,503,820)	6,503,820	6,503,820
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $325,358,349)		306,030,034
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,141,456)
TOTAL NET ASSETS — 100.0%		$304,888,578

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	30,401	USD	29,939	JPMorgan Chase Bank N.A.	12/30/22	$68
USD	870,273	EUR	885,779	JPMorgan Chase Bank N.A.	12/30/22	(4,022)
						$(3,954)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	21	December 2022	$4,313,203	$4,916
U.S. Treasury 5-Year Notes	8	December 2022	860,063	2,734
U.S. Treasury 10-Year Notes	9	December 2022	1,008,562	(6,943)
U.S. Treasury 10-Year Ultra Notes	29	December 2022	3,436,047	(76,639)
U.S. Treasury Long Bonds	4	December 2022	505,625	(16,977)
U.S. Treasury Ultra Bonds	5	December 2022	685,000	(26,822)
			$10,808,500	$(119,731)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$5,445,000	$(151,230)	$270,048	$118,818
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $726,954.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,674,339, which represented 8.4% of total net assets.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	176,569,418	2,132,492	—
U.S. Treasury Securities	—	42,883,527	—
Corporate Bonds	—	28,827,115	—
U.S. Government Agency Mortgage-Backed Securities	—	24,125,781	—
Collateralized Loan Obligations	—	8,194,171	—
Asset-Backed Securities	—	7,337,727	—
Collateralized Mortgage Obligations	—	5,173,004	—
Municipal Securities	—	1,798,615	—
Commercial Mortgage-Backed Securities	—	1,663,500	—
U.S. Government Agency Securities	—	590,234	—
Bank Loan Obligations	—	174,943	—
Sovereign Governments and Agencies	—	55,687	—
Short-Term Investments	6,503,820	—	—
	183,073,238	122,956,796	—
Other Financial Instruments
Futures Contracts	7,650	—	—
Swap Agreements	—	118,818	—
Forward Foreign Currency Exchange Contracts	—	68	—
	7,650	118,886	—
Liabilities
Other Financial Instruments
Futures Contracts	127,381	—	—
Forward Foreign Currency Exchange Contracts	—	4,022	—
	127,381	4,022	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.